Interim Consolidated Statement of Changes in Shareholders' Equity - CAD ($)	Common Shares	Class "B" Common Shares	Share Capital	Contributed Surplus	Deficit	Total	Non-Controlling Interest
Beginning balance, shares at Dec. 31, 2019	582,564,926	1,100,000
Beginning balance, amount at Dec. 31, 2019			$ 7,460,158	$ 60,000	$ (7,793,332)	$ (273,174)	$ (157,729)
Shares issued pursuant to conversion of convertible promissory notes, shares	229,986,206
Shares issued pursuant to conversion of convertible promissory notes, amount			252,102			252,102
Adjustment to incorporation of controlled subsidiary							3,078
Net comprehensive profit (loss)					(305,426)	(305,426)	(19,313)
Ending balance, shares at Mar. 31, 2020	812,551,132	1,100,000
Ending balance, amount at Mar. 31, 2020			7,712,260	60,000	(8,098,758)	(326,498)	(173,964)
Beginning balance, shares at Dec. 31, 2020	1,342,473,822	2,100,000
Beginning balance, amount at Dec. 31, 2020			8,876,281	60,000	(10,505,204)	(1,568,923)	0
Shares issued pursuant to conversion of convertible promissory notes, shares	87,526,697
Shares issued pursuant to conversion of convertible promissory notes, amount			1,197,425			1,197,425
Net comprehensive profit (loss)					201,231	201,231
Ending balance, shares at Mar. 31, 2021	1,430,000,519	2,100,000
Ending balance, amount at Mar. 31, 2021			$ 10,073,706	$ 60,000	$ (10,303,973)	$ (170,267)	$ 0